PROPERTY AND EQUIPMENT (Details) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) building bed	Dec. 31, 2014 USD ($) building
PROPERTY AND EQUIPMENT
Property and equipment, gross	$ 100,184		$ 152,899	$ 151,517
Less: accumulated depreciation and amortization expense	20,864		26,223	20,524
Property and equipment, net	79,320		126,676	130,993
Total depreciation and amortization			7,300	7,400
Total depreciation expense and amortization expense pertaining to discontinued operations	100	$ 100	100	$ 2,100
Number of office buildings | building				2
Oklahoma
PROPERTY AND EQUIPMENT
Asset impairment charges			$ 1,800
Capacity of skilled nursing facility (in numbers of bed) | bed			102
Roswell, Georgia
PROPERTY AND EQUIPMENT
Asset impairment charges			$ 500
Number of office buildings | building			2
Wynne, Arkansas
PROPERTY AND EQUIPMENT
Asset impairment charges			$ 100
Buildings and improvements
PROPERTY AND EQUIPMENT
Property and equipment, gross	$ 83,481		$ 128,912	$ 128,136
Buildings and improvements | Minimum
PROPERTY AND EQUIPMENT
Useful lives	5 years		5 years
Buildings and improvements | Maximum
PROPERTY AND EQUIPMENT
Useful lives	40 years		40 years
Equipment
PROPERTY AND EQUIPMENT
Property and equipment, gross	$ 9,194		$ 13,470	13,294
Equipment | Minimum
PROPERTY AND EQUIPMENT
Useful lives	2 years		2 years
Equipment | Maximum
PROPERTY AND EQUIPMENT
Useful lives	10 years		10 years
Land
PROPERTY AND EQUIPMENT
Property and equipment, gross	$ 3,988		$ 7,128	7,127
Computer related
PROPERTY AND EQUIPMENT
Property and equipment, gross	$ 2,894		$ 2,999	2,908
Computer related | Minimum
PROPERTY AND EQUIPMENT
Useful lives	2 years		2 years
Computer related | Maximum
PROPERTY AND EQUIPMENT
Useful lives	10 years		10 years
Construction in process
PROPERTY AND EQUIPMENT
Property and equipment, gross	$ 627		$ 390	$ 52